Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.33513%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$632,048.00

Principal:
Principal Collections	$13,772,724.59
Prepayments in Full	$6,359,616.87
Liquidation Proceeds	$146,353.74
Recoveries	$136,299.47
Sub Total	$20,414,994.67
Collections	$21,047,042.67

Purchase Amounts:
Purchase Amounts Related to Principal	$334,758.45
Purchase Amounts Related to Interest	$692.67
Sub Total	$335,451.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,382,493.79

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,382,493.79
Servicing Fee	$282,861.84	$282,861.84	$0.00	$0.00	$21,099,631.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,099,631.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,099,631.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,099,631.95
Interest - Class A-3 Notes	$104,181.75	$104,181.75	$0.00	$0.00	$20,995,450.20
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$20,853,618.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,853,618.53
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$20,796,643.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,796,643.86
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$20,754,264.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,754,264.28
Regular Principal Payment	$19,257,571.00	$19,257,571.00	$0.00	$0.00	$1,496,693.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,496,693.28
Residual Released to Depositor	$0.00	$1,496,693.28	$0.00	$0.00	$0.00
Total		$21,382,493.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,257,571.00
Total					$19,257,571.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,257,571.00	$51.01	$104,181.75	$0.28	$19,361,752.75	$51.29
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$19,257,571.00	$14.62	$345,367.67	$0.26	$19,602,938.67	$14.88

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$102,473,854.85	0.2714539	$83,216,283.85	0.2204405
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$289,913,854.85	0.2200752	$270,656,283.85	0.2054567

Pool Information
Weighted Average APR	2.222%	2.219%
Weighted Average Remaining Term	28.50	27.67
Number of Receivables Outstanding	27,563	26,715
Pool Balance	$339,434,203.24	$318,623,039.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$316,260,628.23	$297,003,057.23
Pool Factor	0.2373669	0.2228136

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$21,619,981.82
Targeted Overcollateralization Amount	$47,966,755.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,966,755.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$197,710.54
(Recoveries)		123	$136,299.47
Net Loss for Current Collection Period			$61,411.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2171%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5119%
Second Prior Collection Period			0.7584%
Prior Collection Period			0.3286%
Current Collection Period			0.2240%
Four Month Average (Current and Prior Three Collection Periods)			0.4557%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,075	$12,480,928.75
(Cumulative Recoveries)			$1,830,311.54
Cumulative Net Loss for All Collection Periods			$10,650,617.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7448%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,058.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,463.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	352	$5,375,827.01
61-90 Days Delinquent	0.18%	37	$570,102.41
91-120 Days Delinquent	0.05%	10	$165,049.24
Over 120 Days Delinquent	0.20%	33	$649,289.35
Total Delinquent Receivables	2.12%	432	$6,760,268.01

Repossession Inventory:
Repossessed in the Current Collection Period		21	$341,312.70
Total Repossessed Inventory		29	$506,844.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2561%
Prior Collection Period			0.2866%
Current Collection Period			0.2995%
Three Month Average			0.2807%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4345%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer